Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund
Allianz AGIC International Managed Volatility Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC International Managed Volatility Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.80%	none	0.01%	0.81%	(0.20%)	[1]	0.61%	[1]
Class P	0.90%	none	0.02%	0.92%	(0.20%)	[1]	0.72%	[1]
Administrative	0.80%	0.25%	0.01%	1.06%	(0.20%)	[1]	0.86%	[1]
Class D	0.90%	0.25%	0.02%	1.17%	(0.20%)	[1]	0.97%	[1]
[1]	Effective February 1, 2012, AGIFM has voluntarily agreed to observe, through January 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of "Management Fees"), which reduces the contractual fee rate by 0.20%. Advisory fees also have been reduced. Management fees have been restated to reflect current fee rates.

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example Allianz AGIC International Managed Volatility Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	62	239	430	983
Class P	74	273	490	1,113
Administrative	88	317	565	1,276
Class D	99	352	624	1,403

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 240%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples
above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund's benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities. The portfolio managers use a dynamic quantitative process combined with a
fundamentals-based, actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund may utilize foreign currency exchange
contracts, options, stock index futures contracts and other
derivative instruments. Although the Fund did not invest
significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. Effective February 1,
2012, the Fund changed its name from "Allianz AGIC International
Fund" to "Allianz AGIC International Managed Volatility Fund" in
connection with a change in the Fund's investment strategy.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.
AGIC's managed volatility strategy will allow the portfolio
management team to emphasize stocks that exhibit a lower risk profile. Initially, the team builds a fully invested and
diversified portfolio subject to sector, capitalization and
security constraints with a goal of minimizing standard deviation of returns. The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance
performance of the overall portfolio. The portfolio's holdings reflect a careful consideration of the volatility profile and risk-adjusted excess return potential of the individual holdings in addition to the portfolio's total risk-adjusted return potential.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the
Fund invests, including actual or perceived changes in the
financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management
Risk, Issuer Risk, Market Risk). Equity securities may react more
Strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S.
securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight and
non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. Class P, Administrative Class and
Class D performance would be lower than Institutional Class
performance because of the lower expenses paid by Institutional
Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a
reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the
performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
Prior to February 1, 2012, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
The bar chart and the information to its right show performance of the Fund's Institutional Class shares. Class P, Administrative
Class and Class D performance would be lower than Institutional
Class performance because of the lower expenses paid by Institutional
Class shares.
Calendar Year Total Returns - Institutional Class

More Recent Return Information 1/1/11-9/30/11 -17.28% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 22.26% Lowest 07/01/2008-09/30/2008 -24.10%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC International Managed Volatility Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	10.50%	(0.16%)	5.99%	May 07, 2001
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	9.67%	(2.03%)	4.56%	May 07, 2001
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	6.82%	(0.95%)	4.56%	May 07, 2001
Class P	Class P - Before Taxes	10.46%	(0.25%)	5.89%	May 07, 2001
Administrative	Administrative Class - Before Taxes	10.23%	(0.42%)	5.72%	May 07, 2001
Class D	Class D - Before Taxes	10.11%	(0.56%)	5.70%	May 07, 2001
MSCI EAFE Index	MSCI EAFE Index	7.75%	2.46%	4.38%	May 07, 2001
Lipper International Multi-Cap Core Funds Average	Lipper International Multi-Cap Core Funds Average	11.41%	3.57%	6.26%	May 07, 2001